Offsetting financial assets and financial liabilities - Financial assets (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Financial collateral		£ 154,492	£ 141,642
Amounts offset		254,390	245,133
Maximum Exposure	[1]	343,687	350,573
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral		36,977	39,262
Cash collateral		31,475	33,092
Non-cash collateral		5,502	6,170
Amounts offset		18,687	21,638
Maximum Exposure	[1]	222,683	237,987
Derivatives [member] | Cash collateral netted [member]
Disclosure of offsetting of financial assets [line items]
Amounts offset		2,187	2,393
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	[2]	117,515	102,380
Amounts offset	[2]	235,703	223,495
Maximum Exposure	[1],[2]	121,004	112,586
Reverse repurchase agreements and other similar secured lending [member] | Financial assets designated at fair value [member] | Cash collateral netted [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure		119,391	100,040
Reverse repurchase agreements and other similar secured lending [member] | Financial assets at amortised cost [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure		£ 1,613	£ 12,546

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
[2]

Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agreements and other similar secured lending of £121,004m ( 2017 : £112,586m) is split by fair value £119,391m ( 2017 : £100,040m) and amortised cost £1,613m ( 2017 : £12,546m). Repurchase agreements and other similar secure d borrowing of £145,862m ( 2017 : £167,029m) is split by fair value £138,484m ( 2017 : £126,691m) and amortised cost £7,378m ( 2017 : £40,338m).